Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	18,357,000
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 183,570.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25.35
Offering Note	(1) Represents the maximum number of shares of common stock of BDC NewCo to be issued to holders of ASA Gold and Precious Metals Limited common shares in connection with the BDC Conversion. Based on 18,357,000 common shares outstanding as of May 31, 2026.
(2) Nominal price used solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The existing common shares of ASA Gold and Precious Metals Limited are already registered, and this registration statement covers the issuance of shares in BDC NewCo in connection with an F Reorganization under Section 368(a)(1)(F) of the Internal Revenue Code.
(3) Calculated as the number of shares to be registered (18,357,000) multiplied by the nominal offering price per unit ($0.01).
(4) The fee rate of $0.0001381 is the rate in effect for fiscal year 2026 pursuant to Section 6(b) of the Securities Act of 1933, as amended.